Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Revolving Repayment Card Loans (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2023	Mar. 31, 2023
Details Of Financial Assets Including Revolving Repayment Card Loans [Line Items]
Revolving repayment card loans (Gross write-offs)	¥ 585
Modification of collection condition by relief of contract condition (Gross write-offs)	115
Total—revolving repayment card loans (Gross write-offs)	700
Total— origination year (excluding revolving repayment card loans) (Gross write-offs)	18,694
Total— financial assets measured at amortized cost (Gross write-offs)	19,394
Performing
Details Of Financial Assets Including Revolving Repayment Card Loans [Line Items]
Revolving repayment card loans	165,053	¥ 166,392
Modification of collection condition by relief of contract condition	0	0
Total—revolving repayment card loans	165,053	166,392
Total— origination year (excluding revolving repayment card loans)	4,650,055	4,518,503
Total— financial assets measured at amortized cost	4,815,108	4,684,895
Non-Performing
Details Of Financial Assets Including Revolving Repayment Card Loans [Line Items]
Revolving repayment card loans	2,263	1,588
Modification of collection condition by relief of contract condition	4,155	3,655
Total—revolving repayment card loans	6,418	5,243
Total— origination year (excluding revolving repayment card loans)	116,671	93,608
Total— financial assets measured at amortized cost	¥ 123,089	¥ 98,851